Changes in the Corporation's Liability of Estimated Losses Associated with Customary Respresentations and Warranties Related to Loans Sold by E-LOAN (Detail) (E Loan [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Guarantor Obligations [Line Items]
Valuation Allowances And Reserves Deductions Settlements Paid	$ (12,900)	$ (9,000)
Guarantee on loans sold or serviced with representation and warranties
Guarantor Obligations [Line Items]
Balance as of beginning of period	30,659	33,294
Additions for new sales	0	0
(Reversal) provision for representation and warranties	(4,936)	18,594
Net charge-offs / terminations	(2,198)	(12,229)
Balance as of end of period	$ 10,625	$ 30,659